Wells, Pipelines, Properties, Plant and Equipment, Net - Condensed Statement of Comprehensive Income and Statement of Financial Position (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Net sales	$ 85,074,929	$ 1,528,515,726	$ 1,672,672,906	$ 1,719,937,618
Cost of sales	70,158,736	1,260,520,966	1,435,463,287	1,380,673,789
Gross income (loss)	14,466,614	259,917,311	183,732,039	310,466,311
Other income (loss), net			3,002,657	(1,606,181)
Operating income (loss)	1,903,232	34,194,780	(15,989,872)	122,951,366
Total duties, taxes and other		715,756	290,281,198	219,999,281
Net (loss) income	(4,545,376)	(81,665,432)	$ (780,587,954)	8,151,664
Cash and cash equivalents	9,052,931			68,747,376	$ 162,651,289	$ 4,944,805	$ 88,841,826	$ 64,414,511
Total current assets	27,953,717				502,236,040		439,554,720
Wells, pipelines, properties, plant and equipment, net	90,106,477				1,618,916,044		1,650,532,712
Other assets	2,132,990				38,322,791		27,728,775
Total assets	123,532,258				2,219,467,011		2,208,752,583
Suppliers	24,306,311				436,704,206		505,989,382
Taxes and duties payable	5,311,213				95,424,966		85,941,389
Other current liabilities							782,304,864
Total liabilities	229,606,617				4,125,273,181		4,192,528,319
Equity (deficit), net	$ (106,074,359)			$ (1,652,978,810)	(1,905,806,170)		$ (1,983,775,736)	$ (1,768,822,225)
EK-Balam | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		6,902,738
Cost of sales		10,626,151
Gross income (loss)		(3,723,413)
Other income (loss), net		31,820
Operating income (loss)		(3,691,593)
Total duties, taxes and other		0
Net (loss) income		(3,691,593)
Cash and cash equivalents					15
Accounts receivable					947,826
Total current assets					947,841
Wells, pipelines, properties, plant and equipment, net					38,921,022
Total assets					39,868,863
Suppliers					29,467,794
Taxes and duties payable					(19,642)
Other current liabilities					3,569,254
Total liabilities					33,017,406
Equity (deficit), net					6,851,457
Block 2 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		1,960,397
Gross income (loss)		(1,960,397)
Other income (loss), net		(39,440)
Operating income (loss)		(1,999,837)
Total duties, taxes and other		0
Net (loss) income		(1,999,837)
Cash and cash equivalents					316,966
Accounts receivable					216,235
Total current assets					533,201
Other assets					12,111
Total assets					545,312
Suppliers					21,988
Taxes and duties payable					1,303
Other current liabilities					3,432,817
Total liabilities					3,456,108
Equity (deficit), net					(2,910,796)
Block 2 | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		6,491
Gross income (loss)		(6,491)
Operating income (loss)		(6,491)
Net (loss) income		(6,491)
Accounts receivable					742,289
Total current assets					742,289
Total assets					742,289
Suppliers					1,118,014
Other current liabilities					181,398
Total liabilities					1,299,412
Equity (deficit), net					(557,123)
Block 8 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		51,374
Gross income (loss)		(51,374)
Other income (loss), net		(199)
Operating income (loss)		(51,573)
Total duties, taxes and other		0
Net (loss) income		(51,573)
Cash and cash equivalents					2,060
Accounts receivable					158,934
Total current assets					160,994
Other assets					239
Total assets					161,233
Suppliers					5,732
Taxes and duties payable					1,392
Other current liabilities					685,589
Total liabilities					692,713
Equity (deficit), net					(531,480)
Block 16 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		0
Gross income (loss)		0
Operating income (loss)		0
Net (loss) income		0
Accounts receivable					82,503
Total current assets					82,503
Total assets					82,503
Suppliers					185,767
Other current liabilities					53,145
Total liabilities					238,912
Equity (deficit), net					(156,409)
Block 17 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		1,297
Gross income (loss)		(1,297)
Operating income (loss)		(1,297)
Net (loss) income		(1,297)
Accounts receivable					80,827
Total current assets					80,827
Total assets					80,827
Suppliers					209,357
Other current liabilities					42,816
Total liabilities					252,173
Equity (deficit), net					(171,346)
Block 18 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		66,356
Gross income (loss)		(66,356)
Other income (loss), net		4,072
Operating income (loss)		(62,284)
Net (loss) income		(62,284)
Cash and cash equivalents					132,059
Accounts receivable					39,717
Total current assets					171,776
Total assets					171,776
Suppliers					738
Taxes and duties payable					1,931
Other current liabilities					640,900
Total liabilities					643,569
Equity (deficit), net					(471,793)
Block 18 | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		238,545
Gross income (loss)		(238,545)
Other income (loss), net		753,132
Operating income (loss)		514,587
Net (loss) income		514,587
Accounts receivable					25,519
Total current assets					25,519
Total assets					25,519
Suppliers					99,996
Taxes and duties payable					6,928
Other current liabilities					342,319
Total liabilities					449,243
Equity (deficit), net					(423,724)
Block 29 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		40,565
Gross income (loss)		(40,565)
Other income (loss), net		1,624,444
Operating income (loss)		1,583,879
Net (loss) income		1,583,879
Cash and cash equivalents					67,989
Accounts receivable					7,242
Total current assets					75,231
Total assets					75,231
Suppliers					14,423
Taxes and duties payable					1,118
Other current liabilities					64,609
Total liabilities					80,150
Equity (deficit), net					(4,919)
Block 32 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		0
Gross income (loss)		0
Other income (loss), net		8,600
Operating income (loss)		8,600
Net (loss) income		8,600
Cash and cash equivalents					233,010
Accounts receivable					91,894
Total current assets					324,904
Total assets					324,904
Suppliers					1,007
Other current liabilities					499,376
Total liabilities					500,383
Equity (deficit), net					(175,479)
Block 33 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		739,888
Gross income (loss)		(739,888)
Other income (loss), net		9,267
Operating income (loss)		(730,621)
Net (loss) income		(730,621)
Accounts receivable					411,118
Total current assets					411,118
Total assets					411,118
Suppliers					2,086,425
Other current liabilities					300,115
Total liabilities					2,386,540
Equity (deficit), net					(1,975,422)
Block 35 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		8,976
Gross income (loss)		(8,976)
Other income (loss), net		135
Operating income (loss)		(8,841)
Net (loss) income		(8,841)
Accounts receivable					430,051
Total current assets					430,051
Total assets					430,051
Suppliers					820,339
Other current liabilities					47,795
Total liabilities					868,134
Equity (deficit), net					(438,083)
Santuario El Golpe | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		1,322,715
Cost of sales		1,832,043
Gross income (loss)		(509,328)
Other income (loss), net		11,579
Administrative expenses		11,362
Operating income (loss)		(509,111)
Total duties, taxes and other		0
Net (loss) income		(509,111)
Accounts receivable					4,406,596
Total current assets					4,406,596
Wells, pipelines, properties, plant and equipment, net					1,360,531
Total assets					5,767,127
Suppliers					9,825,462
Other current liabilities					1,238,160
Total liabilities					11,063,622
Equity (deficit), net					(5,296,495)
Misión | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		163,310
Cost of sales		298,873
Gross income (loss)		(135,563)
Other income (loss), net		40,116
Operating income (loss)		(95,447)
Total duties, taxes and other		0
Net (loss) income		(95,447)
Accounts receivable					2,496,425
Total current assets					2,496,425
Wells, pipelines, properties, plant and equipment, net					1,489,379
Total assets					3,985,804
Suppliers					4,866,394
Taxes and duties payable					474
Other current liabilities					1,816,053
Total liabilities					6,682,921
Equity (deficit), net					(2,697,117)
Ébano | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		301,556
Cost of sales		267,389
Gross income (loss)		34,167
Other income (loss), net		694
Administrative expenses		59,915
Operating income (loss)		(25,054)
Total duties, taxes and other		0
Net (loss) income		(25,054)
Accounts receivable					770,978
Total current assets					770,978
Wells, pipelines, properties, plant and equipment, net					491,673
Total assets					1,262,651
Suppliers					2,265,053
Other current liabilities					317,174
Total liabilities					2,582,227
Equity (deficit), net					(1,319,576)
Trión | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		859,597
Gross income (loss)		(859,597)
Other income (loss), net		(69,368)
Operating income (loss)		(928,965)
Net (loss) income		(928,965)
Accounts receivable					190,070
Total current assets					190,070
Wells, pipelines, properties, plant and equipment, net					6,116,609
Total assets					6,306,679
Suppliers					7,235,644
Total liabilities					7,235,644
Equity (deficit), net					(928,965)
Block 3 | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		753
Gross income (loss)		(753)
Other income (loss), net		5
Operating income (loss)		(748)
Net (loss) income		(748)
Accounts receivable					109,361
Total current assets					109,361
Total assets					109,361
Suppliers					288,962
Other current liabilities					50,949
Total liabilities					339,911
Equity (deficit), net					(230,550)
Block 5 | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		221,061
Gross income (loss)		(221,061)
Other income (loss), net		816,333
Operating income (loss)		595,272
Net (loss) income		595,272
Cash and cash equivalents					0
Accounts receivable					23,960
Total current assets					23,960
Total assets					23,960
Suppliers					89,438
Taxes and duties payable					6,490
Other current liabilities					317,893
Total liabilities					413,821
Equity (deficit), net					(389,861)
Block 22 | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		4,896
Gross income (loss)		(4,896)
Other income (loss), net		57
Operating income (loss)		(4,839)
Net (loss) income		(4,839)
Accounts receivable					616,217
Total current assets					616,217
Total assets					616,217
Suppliers					1,104,226
Other current liabilities					105,166
Total liabilities					1,209,392
Equity (deficit), net					(593,175)
Cárdenas-Mora | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		893,766
Cost of sales		429,711
Gross income (loss)		464,055
Other income (loss), net		15,622
Operating income (loss)		479,677
Total duties, taxes and other		0
Net (loss) income		479,677
Cash and cash equivalents					2,398
Accounts receivable					3,091,751
Total current assets					3,094,149
Wells, pipelines, properties, plant and equipment, net					1,731,779
Total assets					4,825,928
Suppliers					8,586,315
Taxes and duties payable					7
Other current liabilities					161,889
Total liabilities					8,748,211
Equity (deficit), net					(3,922,283)
Ogarrio | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		849,310
Cost of sales		467,395
Gross income (loss)		381,915
Other income (loss), net		(14,079)
Administrative expenses		37,084
Operating income (loss)		330,752
Total duties, taxes and other		0
Net (loss) income		330,752
Accounts receivable					6,806,758
Total current assets					6,806,758
Wells, pipelines, properties, plant and equipment, net					1,494,352
Total assets					8,301,110
Suppliers					8,426,002
Other current liabilities					4,238,147
Total liabilities					12,664,149
Equity (deficit), net					(4,363,039)
Miquetla | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		165,325
Cost of sales		79,863
Gross income (loss)		85,462
Other income (loss), net		(1,145)
Administrative expenses		27,582
Operating income (loss)		56,735
Total duties, taxes and other		0
Net (loss) income		$ 56,735
Accounts receivable					650,046
Total current assets					650,046
Wells, pipelines, properties, plant and equipment, net					259,076
Total assets					909,122
Suppliers					838,295
Other current liabilities					64,007
Total liabilities					902,302
Equity (deficit), net					$ 6,820